Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2022
Exploration and evaluation assets
Schedule of exploration and evaluation assets

	December 31,	December 31,
	2022	2021
		(Restated -
		note 2)
Opening balance	$7,771	$18,354
Additions (a)	23,220	11,413
Asset Retirement Cost (note 14)	3,670	—
Transfer to property, plant and equipment (note 7)	—	(22,071)
Cumulative translation adjustment	975	75
Closing balance	$35,636	$7,771
(a)	The additions include $8,528 related to RSUs during the year ended December 31, 2022 (year ended December 31, 2021 - $1,653).